RESTRICTED CASH (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Restricted Cash [Abstract]
Operations	$ 119	$ 195
Credit obligations	60	85
Development projects	2	4
Restricted Cash And Cash Equivalents, net	181	284	$ 284
Less: non-current	(45)	(103)
Current	$ 136	$ 181